UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07111
Morgan Stanley Insured California Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: October 31, 2008
Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Insured California Municipal Securities
Portfolio of Investments ▪ July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE

	Tax-Exempt Municipal Bonds (93.4%)
	California (91.2%)
$235	Alameda County Joint Powers Authority, Ser 2008 (FSA Insd)	5.00%		12/01/24		$240,797
185	Alvord Unified School District, California, Ser 2007 A (FSA Insd)	5.00		08/01/28		189,240
2,000	Anaheim Public Financing Authority, Distribution Electric Ser 2007-A (MBIA Insd)	4.50		10/01/37		1,810,600
2,000	California Department of Veterans Affairs, Home Purchase 2002 Ser A (AMBAC Insd)	5.35		12/01/27		2,027,860
1,480	California Department of Water Resources, Central Valley Ser Y (FGIC Insd)	5.25		12/01/19		1,568,164
2,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FGIC Insd) (ETM)	5.00		07/01/29		2,135,200
1,000	California State University, Ser 2005 A (AMBAC Insd)	5.00		11/01/35		991,099
400	California Veterans Ser BH (AMT) (FSA Insd)	5.40		12/01/16		402,288
1,000	Capistrano Unified School District, Community Facilities District #98-2 Ladera Ser 2005 (FGIC Insd)	5.00		09/01/29		942,760
3,025	City of Fairfield Water Financing, COPs Ser 2007 A (XLCA Insd)	0.00		04/01/30		884,056
1,055	Fontana Unified School District, Ser 2008 B (FSA Insd)	0.00		02/01/33		275,904
1,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00		06/01/38		901,400
775	Grossmont Union High School District, Election of 2004 Ser 2006 (MBIA Insd)	0.00		08/01/24		331,747
775	Grossmont Union High School District, Election of 2004 Ser 2006 (MBIA Insd)	0.00		08/01/30		240,514
1,280	Huntington Beach Union High School District Ser 2004 (FSA Insd)	5.00		08/01/26		1,304,562
1,110	Kern County Board of Education Refg 2006 Ser A COPs (MBIA Insd)	5.00		06/01/31		1,092,107
245	Kern County Water Agency, Improvement District No 4 Ser 2008A COPs (AGC Insd)	5.00		05/01/28		238,093
1,100	La Quinta Financing Authority, Local Agency 2004 Ser A (AMBAC Insd)	5.25		09/01/24		1,132,230
1,030	Los Angeles, Ser 2004 A (MBIA Insd)	5.00		09/01/24		1,058,758
1,000	Los Angeles County Metropolitan Transportation Authority Sales Tax Ser 2000 A (FGIC Insd)	4.50		07/01/29	(a)	954,790
1,000	Los Angeles Department of Water & Power,2001 Ser A (FSA Insd)	5.25		07/01/21		1,040,200
800	Los Angeles Municipal Improvement Corporation, Police Headquarters Ser 2006 - A (FGIC Insd)	4.75		01/01/31		745,624
1,000	Los Angeles Wastewater Refg Ser 2003 B (FSA Insd)	5.00		06/01/22		1,023,620
1,000	Metropolitan Water District of Southern California, 2003 Ser B-2 (FGIC Insd)	5.00		10/01/27		1,013,100
235	Oakland Joint Powers Financing Authority, Oakland Administration Buildings Ser 2008 A (AGC Insd)	5.00		08/01/26		230,897
1,000	Oxnard Financing Authority, Wastewater 2004 Ser A (FGIC Insd)	5.00		06/01/29		980,900
250	Placer County Water Agency Water Refg COPs Ser 2008 (FSA Insd)	4.75		07/01/29		243,840
1,000	Rancho Mirage Redevelopment Agency, Ser 2003 A (MBIA Insd)	5.00		04/01/33		984,600
360	Redding Electric System, COPs Ser 2008 A (FSA Insd)	5.00		06/01/27		366,415
500	Riverside California Electric Revenue	5.00		10/01/28		511,575
1,235	Rocklin Unified School District, Community Facilities District No 2 Ser 2007 (MBIA Insd)	0.00		09/01/34		276,566
1,255	Rocklin Unified School District, Community Facilities District No 2 Ser 2007 (MBIA Insd)	0.00		09/01/35		263,701
1,230	Rocklin Unified School District, Community Facilities District No 2 Ser 2007 (MBIA Insd)	0.00		09/01/36		243,380
1,025	Rocklin Unified School District, Community Facilities District No 2 Ser 2007 (MBIA Insd)	0.00		09/01/37		190,425
675	Roseville Joint Union High School District, Election Ser 2004 C (FSA Insd)	0.00		08/01/25		277,857
1,000	Sacramento County Sanitation Districts Financing Authority, Refg Ser 2006 (FGIC Insd)	5.00		12/01/28		1,008,320
180	Sacramento City Financing Authority, 1999 Solid Waste & Redevelopment (AMBAC Insd)	5.75		12/01/22		189,362
1,000	San Diego County Water Authority, California, Ser 2004 A COPs (FSA Insd)	5.00		05/01/29		1,007,330
1,000	San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC Insd)	4.50		09/01/37		883,330
340	San Francisco City & County, Laguna Honda Hospital RITES PA 1387 (FSA Insd)	11.381	(b)	06/15/30		357,864
2,000	San Francisco Public Utilities Commission, Water Refg Ser A 2001 (FSA Insd)	5.00		11/01/31		2,010,561
1,000	San Jose, Airport Ser 2001 A (FGIC Insd)	5.00		03/01/25		1,006,210
1,000	San Jose-Evergreen Community College District, Election Ser 2004 B (FSA Insd)	0.00		09/01/32		271,980
1,870	School Facilities Financing Authority	0.00		08/01/33		456,579
1,000	Simi Valley Public Financing Authority, Ser 2004 COPs (AMBAC Insd)	5.00		09/01/30		967,500
1,000	Southern California Public Power Authority, Transmission Refg Ser 2002 A (FSA Insd)	5.25		07/01/18		1,057,310
250	Tustin Unified School Facilities District No 2002-1-2002 Election Ser 2008 C (FSA Insd)	5.00		06/01/28		256,033
1,000	University of California, Ser 2007- J (FSA Insd)	4.50		05/15/31		940,159
1,000	University of California, Ser 2007- J (FSA Insd)	4.50		05/15/35		925,180

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

1,000	University of California Regents Ser 2007 A (MBIA Insd)	4.50		05/15/37	915,520
1,000	Upland School District, Election 2000 Ser 2001 B (FSA Insd)	5.125		08/01/25	1,023,210
675	Val Verde Unified School District of Construction COPs Ser 2005 B (FGIC Insd)	5.00		01/01/30	590,504
1,375	Washington Unified School District, 2004 Ser A (FGIC Insd)	5.00		08/01/22	1,402,389
245	West Basin Municipal Water District Revenue	5.00		08/01/27	239,708
570	Yosemite Community College District, Election of 2004, Ser 2008 C (FSA Insd)	0.00		08/01/25	237,371
1,000	Yucaipa Valley Water District, Ser 2004 A COPs (MBIA Insd)	5.25		09/01/24	1,015,020

					43,876,309

	Puerto Rico (2.2%)
1,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) (c)	5.50		10/01/32	1,036,790

	Total Tax-Exempt Municipal Bonds				44,913,099

	(Cost $45,685,814)
	California Short-Term Tax-Exempt Municipal Obligations (5.4%)
2,200	California Department of Water Resources, Power Supply Ser 2002 B Subser B-1 (Demand 08/01/08)	2.35	(d)	05/01/22	2,200,000
390	California Housing Finance Agency, Multifamily Housing Ser 2000 D (Demand 08/01/08)	2.30	(d)	02/01/31	390,000

	Total California Short-Term Tax-Exempt Municipal Obligations (Cost $2,590,000)				2,590,000

	Total Investments
	(Cost $48,275,814) (e) (f)			98.8%	47,503,099
	Other Assets in Excess of Liabilities			1.2	589,353

	Net Assets Applicable to Common Shareholders			100.0%	$48,092,452

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

ETM	Escrowed to Maturity.

RITES	Residual Interest Tax-Exempt Security.

(a)	Prefunded to call date shown.

(b)	Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $357,864, which represents 0.7% of net assets applicable to common shareholders.

(c)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $193,773.

(d)	Current coupon rate of variable rate demand obligation.

(e)	Securities have been designated as collateral in an amount equal to $14,789,559, in connection with open futures and swaps contracts.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

XLCA	XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

126	Long	U.S. Swaps 5 Year, September 2008	$13,590,282	$38,973

98	Long	U.S. Swaps 10 Year, September 2008	10,789,188	77,396

11	Long	U.S. Treasury Bonds 20 Year, September 2008	1,263,109	7,460

10	Long	U.S. Treasury Notes 5 Year, September 2008	1,060,000	(288)

29	Short	U.S. Treasury Notes 5 Year , September 2008	(3,228,742)	(2,784)

68	Short	U.S. Treasury Bonds 20 Year, September 2008	(7,854,000)	(16,096)

		Net Unrealized Appreciation		$104,660

INTEREST RATE SWAP CONTRACTS OPEN AT JULY 31, 2008:

							UNREALIZED
	NOTIONAL	PAYMENTS		PAYMENTS		TERMINATION	APPRECIATION
COUNTERPARTY	AMOUNT (000)	RECEIVED BY FUND		MADE BY FUND		DATE	(DEPRECIATION)

JPMorgan Chase Bank N.A.	$3,280	Fixed Rate 5.385%		Floating Rate 0.00%	@	February 14, 2018	$13,973

Bank of America N.A.	748	Fixed Rate 5.58		Floating Rate 0.00	@	February 28, 2018	8,318

Bank of America N.A.	935	Fixed Rate 5.070		Floating Rate 0.00	@	April 14, 2018	(7,340)

Bank of America N.A.	945	Fixed Rate 4.982		Floating Rate 0.00	@	April 15, 2018	(10,376)

Merrill Lynch & Co.	1,255	Fixed Rate 5.00		Floating Rate 0.00	@	April 15, 2018	(13,002)

JPMorgan Chase Bank N.A.	4,190	Floating Rate 0.00	@	Fixed Rate 5.831		February 14, 2023	(35,070)

Bank of America N.A.	944	Floating Rate 0.00	@	Fixed Rate 5.99		February 28, 2023	(12,027)

Bank of America N.A.	1,195	Floating Rate 0.00	@	Fixed Rate 5.47		April 14, 2023	1,840

Bank of America N.A.	1,155	Floating Rate 0.00	@	Fixed Rate 5.38		April 15, 2023	4,620

Merrill Lynch & Co.	1,620	Floating Rate 0.00	@	Fixed Rate 5.395		April 15, 2023	5,816

		Net Unrealized Depreciation					($43,248)

@	Floating rate represents USD-3 months LIBOR.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Insured California Municipal Securities

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2008

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